                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08846

                             First Focus Funds, Inc.
               (Exact name of registrant as specified in charter)

First National Bank 1620 Dodge Street Omaha,                           NE 68197
  (Address of principal executive offices)                            (Zip code)

            BISYS Funds Services 3435 Stelzer Rd. Columbus, OH 43219
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-662-4203

                     Date of fiscal year end: March 31, 2007

                     Date of reporting period: June 30, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

FIRST FOCUS FUNDS
SHORT-INTERMEDIATE BOND FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

    SHARES
      OR
   PRINCIPAL
    AMOUNT     SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
CORPORATE BONDS (42.2%):
Banks (3.6%):
     940,000   Bank of New York Co., Inc.,
               6.375%, 4/1/12                                        $   967,098
     960,000   Bank One Corp., 10.00%, 8/15/10                         1,095,963
                                                                     -----------
                                                                       2,063,061
                                                                     -----------
Computer Services (7.5%):
   1,000,000   Cisco Systems, Inc., 5.25%,
               2/22/11                                                   981,452
     989,000   Dell Computer, Inc., 6.55%,
               4/15/08                                                 1,002,047
   1,175,000   Hewlett-Packard Co., 5.50%,
               7/1/07                                                  1,172,675
   1,135,000   Oracle Corp., 6.91%, 2/15/07                            1,142,494
                                                                     -----------
                                                                       4,298,668
                                                                     -----------
Financial Services (12.6%):
     810,000   AMBAC Financial Group, Inc.,
               9.375%, 8/1/11                                            932,379
   1,120,000   Block Financial Corp., 8.50%,
               4/15/07                                                 1,140,300
   1,000,000   Countrywide Home Loan, 5.625%,
               7/15/09                                                   994,984
   1,100,000   Deluxe Corp., 3.50%, 10/1/07                            1,050,651
   1,150,000   General Electric Capital Corp.,
               3.50%, 8/15/07                                          1,122,998
     960,000   Goldman Sachs Group, 6.65%,
               5/15/09                                                   984,609
   1,045,000   Household Finance Corp., 4.75%,
               7/15/13 (L)                                               971,489
                                                                     -----------
                                                                       7,197,410
                                                                     -----------
Industrial (2.0%):
   1,160,000   Rockwell International Corp., 6.15%,
               1/15/08                                                 1,167,909
                                                                     -----------
Oil & Gas Exploration Services (5.2%):
     945,000   Consolidated Natural Gas, 5.375%,
               11/1/06                                                   943,624
     815,000   Marathon Oil Corp., 9.375%,
               2/15/12                                                   942,437
   1,075,000   Phillips Petroleum Co., 6.375%,
               3/30/09                                                 1,094,771
                                                                     -----------
                                                                       2,980,832
                                                                     -----------
Retail (1.8%):
   1,050,000   Limited Brands, Inc., 6.125%,
               12/1/12                                                 1,031,256
                                                                     -----------
Telecom Services (1.8%):
   1,050,000   Southwestern Bell Telephone Co.,
               6.625%, 7/15/07                                         1,058,135
                                                                     -----------
Transportation Services (3.7%):
   1,020,000   Burlington North Santa FE, 9.25%,
               10/1/06                                                 1,028,147
   1,120,000   Caliber System, 7.80%, 8/1/06                           1,121,274
                                                                     -----------
                                                                       2,149,421
                                                                     -----------
Utilities (4.0%):

   1,125,000   FPL Group Capital, 7.625%,
               9/15/06                                                 1,128,967
   1,140,000   Wisconsin Electric Power, 6.625%,
               11/15/06                                                1,143,355
                                                                     -----------
                                                                       2,272,322
                                                                     -----------
TOTAL CORPORATE BONDS (COST $24,629,235)                              24,219,014
                                                                     -----------
MORTGAGE-BACKED SECURITIES (12.0%):
Fannie Mae (3.9%):
   2,345,000   4.00%, 3/25/15                                          2,243,008
                                                                     -----------
Freddie Mac (8.1%):
   2,445,233   4.50%, 1/15/17                                          2,312,659
   2,420,000   4.50%, 12/15/17                                         2,315,745
                                                                     -----------
                                                                       4,628,404
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES (COST $6,873,824)                     6,871,412
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (30.2%):
Fannie Mae (8.5%):
   2,500,000   4.30%, 5/5/08                                           2,448,935
   2,505,000   4.50%, 8/4/08                                           2,457,748
                                                                     -----------
                                                                       4,906,683
                                                                     -----------
Federal Farm Credit Bank (4.1%):
   2,400,000   2.70%, 11/24/06                                         2,374,452
                                                                     -----------
Federal Home Loan Bank (11.9%):
   2,410,000   2.75%, 11/15/06                                         2,386,435
   2,250,000   4.25%, 3/24/08                                          2,204,399
   2,375,000   4.00%, 3/24/11                                          2,227,261
                                                                     -----------
                                                                       6,818,095
                                                                     -----------
Freddie Mac (5.7%):
   1,700,000   6.94%, 3/21/07                                          1,716,179
   1,475,000   6.875%, 9/15/10                                         1,550,424
                                                                     -----------
                                                                       3,266,603
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $17,712,201)                                                    17,365,833
                                                                     -----------
U.S. TREASURY OBLIGATIONS (14.3%):
U.S. Treasury Notes (14.3%):
   1,500,000   3.625%, 1/15/10 (L)                                     1,428,164
   3,500,000   4.00%, 4/15/10 (L)                                      3,367,658
   3,500,000   4.50%, 11/15/10 (L)                                     3,418,789
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $8,437,664)                                                      8,214,611
                                                                     -----------
INVESTMENT COMPANIES (0.4%):
     211,244  Goldman Sachs Financial Square
              Funds, Treasury Obligations Fund                           211,244
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $211,244)                               211,244
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (16.5%):
   9,481,888  Securities Lending Quality Trust                         9,481,888
                                                                     -----------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(COST $9,481,888)                                                      9,481,888
                                                                     -----------
TOTAL (COST $67,346,056) (A)                                         $66,364,002
                                                                     ===========

----------
Percentages indicated are based on net assets of $57,407,820.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $5,630 and by the amount of amortization/accretion recognized for financial reporting purposes of $1,184,976. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation .........................................   $    28,113
Unrealized depreciation .........................................    (1,755,155)
                                                                    -----------
Net unrealized appreciation (depreciation) ......................   $(1,727,042)
                                                                    ===========

(L)  All or a portion of security is on loan as of June 30, 2006.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
INCOME FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES
       OR
    PRINCIPAL
     AMOUNT     SECURITY DESCRIPTION                                    VALUE
   ----------   --------------------                                 -----------
CORPORATE BONDS (24.8%):
Banks (3.1%):
      595,000   Citigroup, Inc., 3.50%, 2/1/08                       $   576,190
      600,000   J.P. Morgan Chase & Co., 5.15%,                          560,041
                10/1/15
      535,000   Southtrust Bank, 6.125%, 1/9/28                          540,307
                                                                     -----------
                                                                       1,676,538
                                                                     -----------
Brewery (1.0%):
      535,000   Anheuser-Busch Cos., Inc., 7.125%, 7/1/17                555,564
                                                                     -----------
Computer Services (3.1%):
      565,000   Cisco Systems, Inc., 5.50%,                              542,528
                2/22/16
      640,000   Dell Computer, Inc., 6.55%,                              648,443
                4/15/08
      500,000   Hewlett-Packard Co., 6.50%, 7/1/12 (L)                   518,503
                                                                     -----------
                                                                       1,709,474
                                                                     -----------
Finance - Consumer Loans (1.0%):
      515,000   HSBC Finance Corp., 6.75%, 5/15/11                       534,232
                                                                     -----------
Financial Services (6.3%):
      640,000   Block Financial Corp., 8.50%,                            651,601
                4/15/07
      575,000   CIT Group, Inc., 4.00%, 5/8/08 (L)                       558,154
      560,000   Countrywide Financial, 4.25%,                            548,645
                12/19/07 (L)
      670,000   Deluxe Corp., 3.50%, 10/1/07                             639,942
      585,000   General Electric Capital Corp.,                          548,096
                4.875%, 3/4/15
      560,000   Goldman Sachs Group, Inc., 6.125%, 2/15/33 (L)           523,080
                                                                     -----------
                                                                       3,469,518
                                                                     -----------
Insurance (2.0%):
      550,000   Chubb Corp., 6.80%, 11/15/31                             571,009
      495,000   General Reinsurance Corp., 9.00%, 9/12/09                547,628
                                                                     -----------
                                                                       1,118,637
                                                                     -----------
Oil & Gas Exploration Services (1.1%):
      475,000   Tosco Corp., 8.125%, 2/15/30                             580,733
                                                                     -----------
Pharmaceuticals (1.0%):
      560,000   Bristol-Myers Squibb Co., 5.75%, 10/1/11                 558,508
                                                                     -----------
Regional Authorities (1.0%):
      585,000   Ontario Province, 3.28%, 3/28/08 (L)                     562,604
                                                                     -----------
Retail (1.1%):
      580,000   GAP Inc., 9.55%, 12/15/08                                623,790
                                                                     -----------
Telecom Services (2.0%):
      500,000   Motorola, Inc., 7.50%, 5/15/25 (L)                       546,998
      540,000   Southwestern Bell Telephone Co., 6.625%,
                7/15/07 (L)                                              544,184
                                                                     -----------

                                                                       1,091,182
                                                                     -----------
Utilities (2.1%):
      550,000   Laclede Gas Co., 6.50%, 11/15/10                         562,257
      565,000   Union Electric, 6.75%, 5/1/08                            573,272
                                                                     -----------
                                                                       1,135,529
                                                                     -----------
TOTAL CORPORATE BONDS (COST $13,856,601)                              13,616,309
                                                                     -----------
MORTGAGE-BACKED SECURITIES (39.0%):
CMBS (2.2%):
    1,275,000   Banc Of America Commercial
                Mortgage Inc., 5.18%, 9/10/47                          1,218,302
                                                                     -----------
Fannie Mae (18.7%):
    1,443,472   5.50%, 11/1/16                                         1,416,905
    1,318,199   5.00%, 5/1/18                                          1,271,742
    1,543,209   5.00%, 8/1/18                                          1,488,824
    1,663,586   4.50%, 11/1/18                                         1,572,375
    1,888,965   5.00%, 12/1/19                                         1,819,369
    1,146,741   5.00%, 4/1/34                                          1,075,364
    1,640,931   5.00%, 5/1/34                                          1,538,794
                                                                     -----------
                                                                      10,183,373
                                                                     -----------
Freddie Mac (18.1%):
      747,556   4.50%, 1/15/17                                           707,026
    1,660,000   4.25%, 4/15/22                                         1,621,974
    2,040,000   5.00%, 4/15/28                                         1,972,342
    2,025,000   5.00%, 3/15/34                                         1,873,423
    1,927,715   5.50%, 10/15/35                                        1,901,655
    1,875,576   5.50%, 11/15/35                                        1,836,382
                                                                     -----------
                                                                       9,912,802
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES (COST $21,820,124)                   21,314,477
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.7%):
Fannie Mae (4.4%):
    1,250,000   4.375%, 9/7/07                                         1,233,122
    1,255,000   4.50%, 8/4/08                                          1,231,327
                                                                     -----------
                                                                       2,464,449
                                                                     -----------
Federal Home Loan Bank (2.3%):
    1,265,000   4.25%, 3/24/08                                         1,239,362
                                                                     -----------
Freddie Mac (4.0%):
    1,285,000   4.375%, 1/25/10                                        1,240,212
      995,000   4.625%, 5/28/13                                          926,101
                                                                     -----------
                                                                       2,166,313
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $6,026,059)             5,870,124
                                                                     -----------
U.S. TREASURY OBLIGATIONS (24.0%):
U.S. Treasury Bonds (11.9%):
    3,500,000   8.875%, 2/15/19 (L)                                    4,650,625
    1,805,000   5.50%, 8/15/28 (L)                                     1,854,497
                                                                     -----------
                                                                       6,505,122
                                                                     -----------
U.S. Treasury Note (12.1%):
    7,000,000   3.875%, 9/15/10 (L)                                    6,679,533
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $13,381,281)                    13,184,655
                                                                     -----------
INVESTMENT COMPANIES (0.8%):
      432,275   Goldman Sachs Financial Square Funds, Treasury
                Obligations Fund                                         432,275
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $432,275)                               432,275
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(24.9%):
   13,666,975   Securities Lending Quality Trust                      13,666,975
                                                                     -----------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(COST $13,666,975)                                                    13,666,975
                                                                     -----------
TOTAL (COST $69,183,315) (A)                                         $68,084,815
                                                                     ===========

----------
Percentages indicated are based on net assets of $54,840,378.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,308 and by the amount of amortization/accretion recognized for financial reporting purposes of $440,712. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation .........................................   $   668,415
Unrealized depreciation .........................................    (1,190,540)
                                                                    -----------
Net unrealized appreciation (depreciation) ......................   $  (522,125)
                                                                    ===========

(L) All or a portion of security is on loan.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
NEBRASKA TAX-FREE FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES
       OR
   PRINCIPAL
     AMOUNT    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
MUNICIPAL BONDS (98.1%):
Nebraska (98.1%):
     290,000   Dodge County, School District,
               5.75%, 12/15/13                                       $   311,556
   1,500,000   Dodge County, School District,
               MBIA, 5.45%, 12/15/15                                   1,593,315
     880,000   Dodge County, School District,
               MBIA, 5.60%, 12/15/17                                     940,078
   1,000,000   Douglas County, Henry Doorly Zoo
               Facility, RB, REF, 5.875%, 9/1/14                       1,056,780
   1,000,000   Douglas County, Nebraska School
               District, 3.00%, 11/1/10                                  943,320
     500,000   Douglas County, Nebraska School
               District, 5.00%, 9/1/15                                   528,940
     250,000   Douglas County, School District No.
               1, GO, REF, 5.00%, 6/15/09                                257,358
   1,600,000   Douglas County, School District No.
               1, Series B, GO, 5.00%, 6/15/10                         1,660,143
     440,000   Douglas County, School District No.
               1, Series B, GO, 4.90%, 12/15/17                          452,025
     575,000   Grand Island Nebraska Sanitation
               Sewer Revenue, 3.75%, 4/1/11                              569,808
   1,000,000   Hasting, Electric System, RB, REF,
               5.00%, 1/1/19                                           1,025,740
     855,000   Lancaster County, Hospital
               Authority, Bryanlgh Medical Center
               Project, Series A, RB, AMBAC,
               5.00%, 6/1/19                                             875,853
   1,185,000   Lancaster County, School District
               No. 1, Lincoln Public School District,
               GO, 5.00%, 1/15/13                                      1,246,893
   1,480,000   Lancaster County, School District
               No. 1, Lincoln Public Schools, GO,
               5.25%, 7/15/17                                          1,558,366
   1,000,000   Lancaster County, School District
               No. 1, Lincoln Public Schools, GO,
               5.25%, 7/15/18                                          1,051,680
     500,000   Lincoln, GO, 2.80%, 6/15/11                               463,015
     500,000   Lincoln, GO, 3.00%, 6/15/12                               463,635
   1,250,000   Lincoln, Parking Facility, Series A,
               RB, REF, 5.375%, 8/15/14                                1,304,175
     560,000   Lincoln, Tax-Supported Antelope
               Project, RB, 4.50%, 9/15/14                               568,680
     855,000   Lincoln, Tax-Supported Antelope
               Project, RB, 5.00%, 9/15/15                               887,063
     110,000   Nebraska Elementary & Secondary
               Schools, 2.45%, 7/15/09                                   101,890
   1,000,000   Nebraska Public Power, 5.00%, 1/1/12                    1,046,310
   1,000,000   Nebraska Public Power, 4.25%, 1/1/14                    1,003,180
   2,000,000   Nebraska State, Educational Finance
               Authority, Creighton University
               Project, Series A, RB, AMBAC, REF,
               5.00%, 9/1/09                                           2,043,719
   1,000,000   Nebraska State, Educational Finance
               Authority, RB,  REF, 5.15%, 4/1/22                      1,022,830
     500,000   Nebraska State, Municipal Energy
               Agency, Series A, RB, AMBAC, REF,
               5.00%, 4/1/14                                             520,690

   1,000,000   Nebraska State, Municipal Energy
               Agency, Series A, RB, AMBAC, REF,
               5.25%, 4/1/16                                           1,057,140
   1,000,000   Nebraska State, Netc Facilities,
               Corp., RB, 4.50%, 4/1/09                                1,008,130
   1,000,000   Nebraska State, Utility Corp.,
               Lincoln Project, RB, 5.25%, 1/1/23                      1,050,470
     525,000   Norris Public Power Distribution
               Nebraska Electric Revenue, 2.45%, 1/1/09                  499,574
   1,000,000   Omaha Convention Hotel Corp.,
               Convention Center 1st Tier, Series A,
               RB, AMBAC, 5.50%, 4/1/16                                1,070,850
   1,500,000   Omaha Nebraska Metro Utilities
               District Water Revenue, 4.25%, 12/1/21                  1,428,780
     500,000   Omaha Public Power District, RB,
               5.20%, 2/1/22                                             521,280
   1,500,000   Omaha Stadium Facilities Corp.,
               Rosenblatt Stadium Project, RB,
               5.25%, 11/1/16                                          1,601,310
   1,500,000   Omaha, Douglass Public Building,
               GO, 5.10%, 5/1/20                                       1,556,925
     250,000   Omaha, GO, 4.25%, 11/15/14                                252,268
   1,300,000   Omaha, GO, 4.85%, 12/1/14                               1,348,684
     235,000   Omaha, GO, 4.25%, 11/15/15                                236,434
   1,440,000   Omaha, GO, REF, 5.00%, 12/1/11                          1,502,193
     705,000   Omaha, GO, REF, 5.00%, 12/1/12                            736,112
   1,000,000   Omaha, GO, REF, 5.25%, 4/1/20                           1,091,180
   1,095,000   Omaha, Housing Authority,
               Timbercreek Apartments, RB, 5.15%, 11/20/22             1,102,895
     570,000   Omaha, Special Obligation,
               Riverfront Redevelopment Project,
               Series A, RB, 4.375%, 2/1/10                              577,598
     580,000   Omaha, Special Obligation,
               Riverfront Redevelopment Project,
               Series A, RB, 4.50%, 2/1/11                               591,745
   1,000,000   Papillion-La Vista, School District,
               4.90%, 12/1/22                                          1,012,760
   2,000,000   Phelps County, Hospital Authority,
               Phelps Memorial Health Center
               Project, Series B, RB, 4.75%, 7/1/12                    1,991,900
   1,000,000   University of Nebraska, Deferred
               Maintenance Project, RB, 5.25%,
               7/15/10                                                 1,025,830
   1,000,000   University of Nebraska, Medical
               Center Research Project, RB, 4.75%,
               2/15/10                                                 1,027,640
                                                                     -----------
TOTAL MUNICIPAL BONDS (COST $45,466,620)                              45,788,740
                                                                     -----------
                                                                      45,788,740
                                                                     -----------

INVESTMENT COMPANIES  (1.0%):
     457,015   Goldman Sachs Financial Square
               Funds, Tax-Free Money Market Fund                         457,015
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $457,015)                               457,015
                                                                     -----------
TOTAL (COST $45,923,635) (A)                                         $46,245,755
                                                                     ===========

----------
Percentages indicated are based on net assets of $46,655,803.

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...........................................   $2,397,708
Unrealized depreciation...........................................     (443,469)
                                                                     ----------
Net unrealized appreciation (depreciation)........................   $1,954,239
                                                                     ==========

AMBAC American Municipal Bond Assurance Corporation

GO    General Obligation

MBIA  Municipal Bond Insurance Association

RB    Revenue Bond

REF   Refunding

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
BALANCED FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES
      OR
   PRINCIPAL
     AMOUNT    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
COMMON STOCKS (72.9%):
Aerospace & Defense (1.4%):
       6,000   Alliant Techsystems, Inc. (b)                         $   458,100
                                                                     -----------
Automotive (1.3%):
       5,000   Paccar, Inc.                                              411,900
                                                                     -----------
Biotechnology (1.4%):
      10,000   Biogen Idec, Inc. (b)                                     463,300
                                                                     -----------
Building & Construction (0.8%):
       2,000   Hovnanian Enterprises Inc., Class A (b) (L)                60,160
       8,000   Toll Brothers, Inc. (b)                                   204,560
                                                                     -----------
                                                                         264,720
                                                                     -----------
Chemicals (4.2%):
       8,000   Praxair, Inc.                                             432,000
       7,000   Sigma-Aldrich Corp. (L)                                   508,480
      10,000   The Scotts Miracle-Gro Co., Class A                       423,200
                                                                     -----------
                                                                       1,363,680
                                                                     -----------
Commercial Banks (2.6%):
      14,000   Commerce Bancorp, Inc. (L)                                499,380
       7,000   Wintrust Financial Corp. (L)                              355,950
                                                                     -----------
                                                                         855,330
                                                                     -----------
Communications (1.9%):
       8,000   Commscope, Inc. (b)                                       251,360
       5,000   L-3 Communications Holdings, Inc.                         377,100
                                                                     -----------
                                                                         628,460
                                                                     -----------
Entertainment & Leisure (1.8%):
       6,000   Harrah's Entertainment, Inc.                              427,080
       3,500   Meredith Corp.                                            173,390
                                                                     -----------
                                                                         600,470
                                                                     -----------
Environmental Services (1.9%):
       3,500   MDU Resources Group, Inc.                                 128,135
       5,000   Southern Union Co.                                        135,300
      10,000   Waste Connections, Inc. (b)                               364,000
                                                                     -----------
                                                                         627,435
                                                                     -----------
Finance Services (2.4%):
       4,000   Affiliated Managers Group, Inc. (b) (L)                   347,560
      12,000   East-West Bancorp, Inc.                                   454,920
                                                                     -----------
                                                                         802,480
                                                                     -----------
Food & Beverage (3.7%):
      24,000   Constellation Brands, Inc., Class A (b)                   600,000
       7,000   Pepsi Bottling Group, Inc.                                225,050
      12,000   United Natural Foods, Inc. (b) (L)                        396,240
                                                                     -----------
                                                                       1,221,290
                                                                     -----------
Health Care Services (2.4%):
      10,000   Cerner Corp. (b) (L)                                      371,100
       9,000   Omnicare, Inc.                                            426,780
                                                                     -----------
                                                                         797,880
                                                                     -----------
Industrial (2.2%):
       8,000   Nucor Corp.                                               434,000
       5,000   Peabody Energy Corp.                                      278,750
                                                                     -----------
                                                                         712,750
                                                                     -----------
Information Technology Services (6.3%):
       6,000   Affiliated Computer Services Inc., Class A (b)            309,660

       7,000   Checkfree Corp. (b)                                       346,920
       7,000   Cognizant Technology Solutions Corp. (b)                  471,590
       6,000   FactSet Research Systems, Inc.                            283,800
      10,000   FISERV, Inc. (b)                                          453,600
       3,000   Getty Images, Inc. (b) (L)                                190,530
                                                                     -----------
                                                                       2,056,100
                                                                     -----------
Insurance (4.1%):
      10,000   AFLAC, Inc.                                               463,500
       5,000   AMBAC Financial Group, Inc. (L)                           405,500
       3,500   Everest Re Group Ltd.                                     302,995
       4,000   UnitedHealth Group, Inc.                                  179,120
                                                                     -----------
                                                                       1,351,115
                                                                     -----------
Internet Security (0.8%):
      17,000   Symantec Corp. (b)                                        264,180
                                                                     -----------
Management Services (1.6%):
       5,000   Resources Connection, Inc. (b)                            125,100
       4,000   The Corporate Executive Board Co.                         400,800
                                                                     -----------
                                                                         525,900
                                                                     -----------
Manufacturing - Diversified (6.1%):
      10,000   Aviall, Inc. (b)                                          475,200
       5,000   Ceradyne, Inc. (b) (L)                                    247,450
       7,000   Danaher Corp.                                             450,240
       4,500   Eaton Corp.                                               339,300
      10,000   Illinois Tool Works, Inc.                                 475,000
                                                                     -----------
                                                                       1,987,190
                                                                     -----------
Medical Products (3.2%):
      12,000   Biomet, Inc.                                              375,480
       4,800   Stryker Corp.                                             202,128
      15,000   VCA Antech, Inc. (b)                                      478,950
                                                                     -----------
                                                                       1,056,558
                                                                     -----------
Motorcycles (1.3%):
       8,000   Harley-Davidson, Inc. (L)                                 439,120
                                                                     -----------
Oil & Gas Exploration Services (3.0%):
       5,000   Apache Corp.                                              341,250
       5,000   Helix Energy Solutions Group Inc. (b) (L)                 201,800
       6,800   Valero Energy Corp.                                       452,336
                                                                     -----------
                                                                         995,386
                                                                     -----------
Pharmaceuticals (1.2%):
      10,000   Forest Laboratories, Inc. (b)                             386,900
                                                                     -----------
Railroads (1.3%):
       8,000   Norfolk Southern Corp.                                    425,760
                                                                     -----------
Recreational Vehicles (1.2%):
       8,000   Thor Industries, Inc. (L)                                 387,600
                                                                     -----------
Restaurants (1.2%):
      10,000   Starbucks Corp. (b)                                       377,600
                                                                     -----------
Retail (3.4%):
       8,000   Best Buy Co., Inc.                                        438,720
      10,000   Jos. A. Bank Clothiers, Inc. (b) (L)                      239,600
       7,000   Lowe's Companies, Inc.                                    424,690
                                                                     -----------
                                                                       1,103,010
                                                                     -----------
Semiconductor Equipment (1.1%):
       8,000   Marvell Technology Group Ltd. - ADR (b)                   354,640
                                                                     -----------
Software (4.7%):
      15,000   Adobe Systems, Inc. (b)                                   455,400
      15,000   Citrix Systems, Inc. (b)                                  602,100
      25,000   Jack Henry & Associates, Inc.                             491,500
                                                                     -----------
                                                                       1,549,000
                                                                     -----------
Telecommunication (1.4%):
      10,000   Anixter International, Inc.                               474,600
                                                                     -----------

Textile - Apparel (1.6%):
       8,000   Coach, Inc. (b)                                           239,200
       7,000   Guess ?, Inc. (b)                                         292,250
                                                                     -----------
                                                                         531,450
                                                                     -----------
Transportation (1.4%):
      10,000   Landstar System, Inc.                                     472,300
                                                                     -----------
TOTAL COMMON STOCKS (COST $17,345,340)                                23,946,204
                                                                     -----------
CORPORATE BONDS (0.7%):
Financial Services (0.7%):
     250,000   Ford Motor Credit Co., 7.375%, 2/1/11                     223,855
                                                                     -----------
TOTAL CORPORATE BONDS (COST $245,924)                                    223,855
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.9%):
Fannie Mae (0.4%):
     125,000   7.25%, 1/15/10                                            132,095
                                                                     -----------
Federal Home Loan Bank (2.2%):
     750,000   4.625%, 11/21/08 (L)                                      736,364
                                                                     -----------
Freddie Mac (2.3%):
     750,000   5.125%, 10/15/08 (L)                                      744,732
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $1,631,891)             1,613,191
                                                                     -----------
U.S. TREASURY OBLIGATIONS (18.1%):
U.S. Treasury Notes (18.1%):
   1,500,000   3.00%, 12/31/06 (L)                                     1,483,183
   1,500,000   3.50%, 5/31/07 (L)                                      1,476,211
   1,000,000   4.375%, 12/31/07 (L)                                      988,086
     500,000   3.00%, 2/15/08 (L)                                        483,106
     550,000   4.875%, 2/15/12 (L)                                       543,984
     250,000   4.375%, 8/15/12 (L)                                       240,488
     750,000   4.00%, 11/15/12 (L)                                       704,942
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,009,529)                      5,920,000
                                                                     -----------
INVESTMENT COMPANIES (3.7%):
   1,202,143   Goldman Sachs Financial Square Funds, Treasury
               Obligations Fund                                        1,202,143
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $1,202,143)                           1,202,143
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (28.0%):
   9,175,800   Securities Lending Quality Trust                        9,175,800
                                                                     -----------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(COST $9,175,800)                                                      9,175,800
                                                                     -----------
TOTAL (COST $35,610,627) (A)                                         $42,081,193
                                                                     ===========

----------
Percentages indicated are based on net assets of $32,788,774.

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation .........................................    $6,137,014
Unrealized depreciation .........................................      (282,888)
                                                                     ----------
Net unrealized appreciation (depreciation) ......................    $5,854,126
                                                                     ==========

(b)  Non-income producing security.

(L)  All or a portion of security is on loan.

ADR  American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
CORE EQUITY FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                 ------------
COMMON STOCKS (98.2%):
Advertising (1.8%):
      20,000   Omnicom Group, Inc.                                  $  1,781,800
                                                                    ------------
Banks (7.3%):
      42,400   Bank of America Corp.                                   2,039,440
      46,700   BB&T Corp.                                              1,942,253
      18,000   Fifth Third Bancorp                                       665,100
      28,100   J.P. Morgan Chase & Co.                                 1,180,200
      38,300   National City Corp.                                     1,386,077
                                                                    ------------
                                                                       7,213,070
                                                                    ------------
Broadcasting (4.4%):
      50,100   Comcast Corp. - Class A (b)                             1,640,274
      49,100   Gannett Co., Inc.                                       2,746,163
                                                                    ------------
                                                                       4,386,437
                                                                    ------------
Chemicals (1.8%):
      28,100   Air Products & Chemicals, Inc.                          1,796,152
                                                                    ------------
Communications (3.2%):
      37,100   AT&T, Inc.                                              1,034,719
      64,600   Verizon Communications, Inc.                            2,163,454
                                                                    ------------
                                                                       3,198,173
                                                                    ------------
Communications Equipment (1.1%):
      55,700   Cisco Systems, Inc. (b)                                 1,087,821
                                                                    ------------
Computer Products (9.1%):
      87,000   Hewlett-Packard Co.                                     2,756,160
      27,300   International Business Machines Corp.                   2,097,186
      88,000   Microsoft Corp.                                         2,050,400
      39,100   NCR Corp. (b)                                           1,432,624
      45,500   Vishay Intertechnology, Inc. (b)                          715,715
                                                                    ------------
                                                                       9,052,085
                                                                    ------------
Containers & Packaging (2.2%):
      68,100   Sonoco Products Co.                                     2,155,365
                                                                    ------------
Cosmetics & Toiletries (1.9%):
      30,200   Kimberly-Clark Corp.                                    1,863,340
                                                                    ------------
Data Processing (2.3%):
      51,000   First Data Corp.                                        2,297,040
                                                                    ------------
Diversified Manufacturing (1.1%):
      33,300   General Electric Co.                                    1,097,568
                                                                    ------------
Electrical Equipment (2.9%):
      34,000   Emerson Electric Co.                                    2,849,540
                                                                    ------------
Energy (3.1%):
      63,400   Southern Co. (L)                                        2,031,970
      57,200   XCEL Energy, Inc. (L)                                   1,097,096
                                                                    ------------
                                                                       3,129,066
                                                                    ------------
Financial Services (2.3%):
      20,200   Fannie Mae                                                971,620
      55,300   H & R Block, Inc.                                       1,319,458
                                                                    ------------
                                                                       2,291,078
                                                                    ------------
Food, Beverages & Tobacco (7.8%):
      57,700   H.J. Heinz Co.                                          2,378,394
      39,100   Kraft Foods, Inc. (L)                                   1,208,190
      15,700   Molson Coors Brewing Company                            1,065,716

      51,200   PepsiCo, Inc.                                           3,074,048
                                                                    ------------
                                                                       7,726,348
                                                                    ------------
Household Products (3.9%):
      20,700   3M Co.                                                  1,671,939
      85,800   Newell Rubbermaid, Inc.                                 2,216,214
                                                                    ------------
                                                                       3,888,153
                                                                    ------------
Insurance (6.9%):
      33,400   American International Group, Inc.                      1,972,270
      73,400   Chubb Corp.                                             3,662,660
      21,900   SAFECO Corp.                                            1,234,065
                                                                    ------------
                                                                       6,868,995
                                                                    ------------
Machinery (5.5%):
      64,900   Ingersoll Rand Company Ltd. - Class A                   2,776,422
      35,100   Parker Hannifin Corp.                                   2,723,760
                                                                    ------------
                                                                       5,500,182
                                                                    ------------
Medical Services (9.5%):
      72,400   Abbott Laboratories                                     3,157,364
      42,400   Bristol-Myers Squibb Company                            1,096,464
      41,800   Medtronic, Inc.                                         1,961,256
      62,600   Pfizer, Inc.                                            1,469,222
      29,200   Zimmer Holdings, Inc. (b)                               1,656,224
                                                                    ------------
                                                                       9,340,530
                                                                    ------------
Oil & Gas Exploration Services (9.4%):
      52,900   ChevronTexaco Corp.                                     3,282,974
      27,100   ConocoPhillips                                          1,775,863
      36,000   Exxon Mobil Corp.                                       2,208,600
      25,800   Transocean, Inc. (b)                                    2,072,256
                                                                    ------------
                                                                       9,339,693
                                                                    ------------
Real Estate Investment Trusts (1.4%):
      30,500   Equity Residential Properties Trust                     1,364,265
                                                                    ------------
Retail (4.0%):
      41,300   Target Corp.                                            2,018,331
      85,100   TJX Co., Inc.                                           1,945,386
                                                                    ------------
                                                                       3,963,717
                                                                    ------------
Semiconductors (2.5%):
      93,800   Intel Corp.                                             1,777,510
      24,100   Texas Instruments, Inc.                                   729,989
                                                                    ------------
                                                                       2,507,499
                                                                    ------------
Toys & Games (1.1%):
      64,100   Mattel, Inc.                                            1,058,291
                                                                    ------------
Transportation (1.7%):
      18,500   Union Pacific Corp.                                     1,719,760
                                                                    ------------
TOTAL COMMON STOCKS (COST $70,041,795)                                97,475,968
                                                                    ------------
INVESTMENT COMPANIES (1.8%):
   1,825,624   Goldman Sachs Financial Square Funds, Treasury
               Obligations Fund                                        1,825,624
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $1,825,624)                           1,825,624
                                                                    ------------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(2.8%):
   2,807,438  Securities Lending Quality Trust                         2,807,438
                                                                    ------------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
SECURITIES (COST $2,807,438)                                           2,807,438
                                                                    ------------
TOTAL (COST $74,674,857) (A)                                        $102,109,030
                                                                    ============

----------
Percentages indicated are based on net assets of $99,376,128.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $292,074. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..........................................   $32,415,082
Unrealized depreciation..........................................    (1,589,055)
                                                                    -----------
Net unrealized appreciation (depreciation).......................   $30,826,027
                                                                    ===========

(b)  Non-income producing security.

(L)  All or a portion of security is on loan.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
GROWTH OPPORTUNITIES FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
COMMON STOCKS (100.0%):
Aerospace & Defense (1.9%):
      17,900   Alliant Techsystems, Inc. (b)                         $ 1,366,665
                                                                     -----------
Automotive (2.3%):
      20,000   Paccar, Inc.                                            1,647,600
                                                                     -----------
Biotechnology (1.6%):
      25,000   Biogen Idec, Inc. (b)                                   1,158,250
                                                                     -----------
Building & Construction (1.5%):
      10,000   Hovnanian Enterprises Inc., Class A (b) (L)               300,800
      30,000   Toll Brothers, Inc. (b)                                   767,100
                                                                     -----------
                                                                       1,067,900
                                                                     -----------
Chemicals (6.0%):
      30,000   Praxair, Inc.                                           1,620,000
      24,000   Sigma-Aldrich Corp. (L)                                 1,743,360
      23,000   The Scotts Miracle-Gro Co., Class A                       973,360
                                                                     -----------
                                                                       4,336,720
                                                                     -----------
Commercial Banks (3.7%):
      40,000   Commerce Bancorp, Inc. (L)                              1,426,800
      25,000   Wintrust Financial Corp.                                1,271,250
                                                                     -----------
                                                                       2,698,050
                                                                     -----------
Communications (3.1%):
      25,000   Commscope, Inc. (b)                                       785,500
      19,000   L-3 Communications Holdings, Inc.                       1,432,980
                                                                     -----------
                                                                       2,218,480
                                                                     -----------
Entertainment & Leisure (3.1%):
      23,000   Harrah's Entertainment, Inc.                            1,637,140
      12,000   Meredith Corp.                                            594,480
                                                                     -----------
                                                                       2,231,620
                                                                     -----------
Environmental Services (2.9%):
      10,000   MDU Resources Group, Inc.                                 366,100
      15,000   Southern Union Co. (L)                                    405,900
      37,000   Waste Connections, Inc. (b)                             1,346,800
                                                                     -----------
                                                                       2,118,800
                                                                     -----------
Finance Services (3.6%):
      12,000   Affiliated Managers Group, Inc. (b) (L)                 1,042,680
      40,000   East-West Bancorp, Inc.                                 1,516,400
                                                                     -----------
                                                                       2,559,080
                                                                     -----------
Food & Beverage (4.4%):
      60,000   Constellation Brands, Inc., Class A (b)                 1,500,000
      50,000   United Natural Foods, Inc. (b) (L)                      1,651,000
                                                                     -----------
                                                                       3,151,000
                                                                     -----------
Health Care Services (3.5%):
      20,000   Cerner Corp. (b) (L)                                      742,200
      37,000   Omnicare, Inc.                                          1,754,540
                                                                     -----------
                                                                       2,496,740
                                                                     -----------
Industrial (2.6%):
      24,000   Nucor Corp.                                             1,302,000
      10,000   Peabody Energy Corp.                                      557,500
                                                                     -----------
                                                                       1,859,500
                                                                     -----------
Information Technology Services (10.7%):
      25,000   Affiliated Computer Services Inc., Class A (b)          1,290,250

      35,000   Checkfree Corp. (b)                                     1,734,600
      25,000   Cognizant Technology Solutions Corp. (b)                1,684,250
      20,000   FactSet Research Systems, Inc.                            946,000
      30,000   FISERV, Inc. (b)                                        1,360,800
      10,000   Getty Images, Inc. (b) (L)                                635,100
                                                                     -----------
                                                                       7,651,000
                                                                     -----------
Insurance (2.8%):
      12,000   AMBAC Financial Group, Inc.                               973,200
      12,000   Everest Re Group Ltd.                                   1,038,840
                                                                     -----------
                                                                       2,012,040
                                                                     -----------
Internet Security (1.2%):
      57,200   Symantec Corp. (b)                                        888,888
                                                                     -----------
Management Services (2.2%):
      15,000   Resources Connection, Inc. (b)                            375,300
      12,000   The Corporate Executive Board Co.                       1,202,400
                                                                     -----------
                                                                       1,577,700
                                                                     -----------
Manufacturing - Diversified (9.8%):
      35,000   Aviall, Inc. (b)                                        1,663,200
      15,000   Ceradyne, Inc. (b)                                        742,350
      25,000   Danaher Corp.                                           1,608,000
      15,000   Eaton Corp.                                             1,131,000
      40,000   Illinois Tool Works, Inc.                               1,900,000
                                                                     -----------
                                                                       7,044,550
                                                                     -----------
Medical Products (4.0%):
      40,000   Biomet, Inc.                                            1,251,600
      16,000   Stryker Corp.                                             673,760
      30,000   VCA Antech, Inc. (b)                                      957,900
                                                                     -----------
                                                                       2,883,260
                                                                     -----------
Motorcycles (1.9%):
      25,000   Harley-Davidson, Inc. (L)                               1,372,250
                                                                     -----------
Oil & Gas Exploration Services (3.0%):
      20,000   Apache Corp.                                            1,365,000
      20,000   Helix Energy Solutions Group Inc. (b) (L)                 807,200
                                                                     -----------
                                                                       2,172,200
                                                                     -----------
Pharmaceuticals (1.9%):
      36,000   Forest Laboratories, Inc. (b)                           1,392,840
                                                                     -----------
Railroads (1.8%):
      25,000   Norfolk Southern Corp.                                  1,330,500
                                                                     -----------
Recreational Vehicles (1.7%):
      25,000   Thor Industries, Inc. (L)                               1,211,250
                                                                     -----------
Restaurants (2.1%):
      40,800   Starbucks Corp. (b)                                     1,540,608
                                                                     -----------
Retail (2.9%):
      22,000   Best Buy Co., Inc.                                      1,206,480
      36,250   Jos. A. Bank Clothiers, Inc. (b) (L)                      868,550
                                                                     -----------
                                                                       2,075,030
                                                                     -----------
Semiconductor Equipment (1.2%):
      20,000   Marvell Technology Group Ltd. - ADR (b)                   886,600
                                                                     -----------
Software (6.6%):
      45,000   Adobe Systems, Inc. (b)                                 1,366,200
      48,000   Citrix Systems, Inc. (b)                                1,926,720
      75,000   Jack Henry & Associates, Inc.                           1,474,500
                                                                     -----------
                                                                       4,767,420
                                                                     -----------
Telecommunication (2.0%):
      30,000   Anixter International, Inc.                             1,423,800
                                                                     -----------
Textile - Apparel (2.4%):
      30,000   Coach, Inc. (b)                                           897,000
      20,000   Guess ?, Inc. (b)                                         835,000
                                                                     -----------
                                                                       1,732,000
                                                                     -----------

Transportation (1.6%):
      25,000   Landstar System, Inc.                                   1,180,750
                                                                     -----------
TOTAL COMMON STOCKS (COST $50,600,507)                                72,053,091
                                                                     -----------
INVESTMENT COMPANIES (0.6%):
     449,964   Goldman Sachs Financial Square Funds, Treasury
               Obligations Fund                                          449,964
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $449,964)                               449,964
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
      (12.6%):
   9,073,818   Securities Lending Quality Trust                        9,073,818
                                                                     -----------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES (COST $9,073,818)                                        9,073,818
                                                                     -----------
TOTAL (COST $60,124,289) (A)                                         $81,576,873
                                                                     ===========

----------
Percentages indicated are based on net assets of $72,071,993.

(a) Represents cost for financial reporting purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation..........................................   $24,374,164
Unrealized depreciation..........................................      (506,074)
                                                                    -----------
Net unrealized appreciation (depreciation).......................   $23,868,090
                                                                    ===========

(b)  Non-income producing security.

(L)  All or a portion of security is on loan.

ADR  American Depositary Receipt

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
SMALL COMPANY FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
COMMON STOCKS (97.4%):
Automotive (1.0%):
      15,800   Clarcor, Inc.                                         $   470,682
                                                                     -----------
Banks (13.7%):
      30,500   Bancorpsouth, Inc.                                        831,125
      61,750   Bank Mutual Corp.                                         754,585
      20,100   Cullen/Frost Bankers, Inc.                              1,151,731
      26,600   Greater Bay Bancorp                                       764,750
      20,300   MB Financial, Inc. (L)                                    717,808
      35,299   National Penn Bancshares, Inc. (L)                        701,038
      19,700   United Bankshares, Inc.                                   721,611
      23,800   Wilmington Trust Corp.                                  1,003,884
                                                                     -----------
                                                                       6,646,532
                                                                     -----------
Broadcasting (0.2%):
      10,300   Outdoor Channel Hldgs, Inc. (b) (L)                       106,296
Chemicals (3.7%):
      21,100   Albemarle Corp.                                         1,010,268
      21,600   Arch Chemicals, Inc.                                      778,680
                                                                     -----------
                                                                       1,788,948
                                                                     -----------
Computer Products (3.8%):
      23,100   Avocent Corp. (b)                                         606,375
      14,050   Micros Systems, Inc. (b)                                  613,704
      14,800   Transaction Systems Architects, Inc. (b)                  617,012
                                                                     -----------
                                                                       1,837,091
                                                                     -----------
Computer Services (0.7%):
      17,600   Syntel, Inc. (L)                                          360,096
                                                                     -----------
Containers & Packaging (1.1%):
      14,900   Ball Corp.                                                551,896
                                                                     -----------
Diversified Manufacturing (11.7%):
      34,400   Barnes Group, Inc.                                        686,280
      25,700   Ennis, Inc.                                               505,776
      15,700   Modine Manufacturing Co.                                  366,752
      14,800   Teleflex, Inc.                                            799,496
      32,100   Trinity Industries, Inc.                                1,296,840
      20,800   Valmont Industries, Inc.                                  966,992
      51,300   Worthington Industries, Inc.                            1,074,735
                                                                     -----------
                                                                       5,696,871
                                                                     -----------
Electrical Components & Equipment (4.8%):
      14,500   DRS Technologies, Inc.                                    706,875
      63,800   Entegris, Inc. (b)                                        608,014
       8,200   Hubbell, Inc., Class B                                    390,730
      18,200   Littlefuse, Inc. (b)                                      625,716
                                                                     -----------
                                                                       2,331,335
                                                                     -----------
Financial Services (0.6%):
       7,200   ASTA Funding, Inc. (L)                                    269,640
                                                                     -----------
Food, Beverages & Tobacco (4.8%):
      33,200   Corn Products International, Inc.                       1,015,920
      13,400   Lance, Inc.                                               308,468
      26,400   Sensient Technologies Corp.                               552,024
      11,600   Weis Markets, Inc. (L)                                    477,920
                                                                     -----------
                                                                       2,354,332
                                                                     -----------
Household Products (2.5%):
      16,100   Church & Dwight Co., Inc.                                 586,362

      19,000   WD-40 Co.                                                 637,830
                                                                     -----------
                                                                       1,224,192
                                                                     -----------
Insurance (1.7%):
      22,400   Arthur J. Gallagher & Co. (L)                             567,616
       6,500   First American Corp.                                      274,755
                                                                     -----------
                                                                         842,371
                                                                     -----------
Machinery (2.2%):
      10,800   Tecumseh Products Co., Class A (b)                        207,360
      16,700   Tennant Co.                                               839,676
                                                                     -----------
                                                                       1,047,036
                                                                     -----------
Medical Services (11.1%):
       7,800   Cambrex Corp.                                             162,474
       4,700   Cyberonics, Inc. (b) (L)                                  100,204
      10,800   Datascope Corp.                                           333,072
       8,100   Edwards Lifesciences Corp. (b)                            367,983
      54,900   K-V Pharmaceutical Co., Class A (b)                     1,024,434
       2,700   Kos Pharmaceuticals, Inc. (b)                             101,574
       4,100   Kyphon, Inc. (b)                                          157,276
       8,900   Medicis Pharmaceutical Corp., Class A (L)                 213,600
      16,700   Orchid Cellmark, Inc. (b) (L)                              46,593
      36,800   Steris Corp.                                              841,248
      19,300   SuperGen, Inc. (b) (L)                                     70,059
      22,600   West Pharmaceutical Services, Inc.                        819,928
      35,800   Zoll Medical Corp. (b) (L)                              1,172,808
                                                                     -----------
                                                                       5,411,253
                                                                     -----------
Networking Products (0.7%):
      19,100   Safenet, Inc. (b) (L)                                     338,452
                                                                     -----------
Paper Products (1.6%):
      49,300   Glatfelter                                                782,391
                                                                     -----------
Petroleum Refining (6.5%):
      15,500   Brigham Exploration Co. (b)                               122,605
       2,700   Cabot Oil & Gas Corp.                                     132,300
      19,600   Encore Acquisition Co. (b)                                525,868
      30,600   St. Mary Land & Exploration Co.                         1,231,650
      23,600   Tidewater, Inc.                                         1,161,120
                                                                     -----------
                                                                       3,173,543
                                                                     -----------
Printing & Publishing (2.0%):
     106,700   Journal Register Co. (L)                                  956,032
                                                                     -----------
Real Estate Investment Trusts (1.8%):
       9,800   Home Properties of New York, Inc.                         543,998
       7,700   Mack-Cali Realty Corp.                                    353,584
                                                                     -----------
                                                                         897,582
                                                                     -----------
Retail (7.1%):
      11,800   Ann Taylor Stores Corp. (b)                               511,884
      53,000   Casey's General Stores, Inc.                            1,325,530
       9,500   Columbia Sportswear Co. (b)                               429,970
      42,400   Hasbro, Inc.                                              767,864
      19,100   Paxar Corp. (b)                                           392,887
                                                                     -----------
                                                                       3,428,135
                                                                     -----------
Semiconductors (2.0%):
      77,900   Kemet Corp. (b)                                           718,238
       9,100   Park Electrochemical Corp.                                234,325
                                                                     -----------
                                                                         952,563
                                                                     -----------
Telecommunication (2.2%):
       5,100   Anixter International, Inc.                               242,046
      27,300   Tetra Tech, Inc. (b)                                      484,302
       6,888   West Corp. (b)                                            330,004
                                                                     -----------
                                                                       1,056,352
                                                                     -----------
Transportation (2.3%):
      54,500   Werner Enterprises, Inc.                                1,104,715
                                                                     -----------
Utilities (7.6%):
      22,200   IDACORP, Inc. (L)                                         761,238
      29,700   OGE Energy Corp.                                        1,040,391

      35,900   Westar Energy Inc.                                        789,800
      22,100   WPS Resources Corp.                                     1,096,160
                                                                     -----------
                                                                       3,687,589
                                                                     -----------
TOTAL COMMON STOCKS (COST $34,872,737)                                47,315,925
                                                                     -----------
INVESTMENT COMPANIES (2.6%):
     557,777   Goldman Sachs Financial Square Funds, Treasury
               Obligations Fund                                          557,777
      10,000   iShares Russell 2000 (L)                                  719,000
                                                                     -----------
TOTAL INVESTMENT COMPANIES (COST $1,291,506)                           1,276,777
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(9.1%):
   4,433,317   Securities Lending Quality Trust                        4,433,317
                                                                     -----------
TOTAL POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
(COST $4,433,317)                                                      4,433,317
                                                                     -----------
TOTAL (COST $40,597,560) (A)                                         $53,026,019
                                                                     ===========

----------
Percentages indicated are based on net assets of $48,600,621.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $447,307 and by the amount of amortization/accretion recognized for financial reporting purposes of $(5,694). Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation...........................................   $13,602,502
Unrealized depreciation...........................................    (1,670,589)
                                                                     -----------
Net unrealized appreciation (depreciation)........................   $11,931,913
                                                                     ===========

(b)  Non-income producing security.

(L)  All or a portion of security is on loan.

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments                                  June 30, 2006
(Unaudited)

     SHARES    SECURITY DESCRIPTION                                     VALUE
   ---------   --------------------                                  -----------
FOREIGN STOCK AND RIGHTS (98.3%):
Australia (3.5%):
      36,996   BHP Billiton, Ltd.                                    $   797,043
       4,539   Macquarie Bank Ltd.                                       232,669
      10,832   Rio Tinto, Ltd.                                           626,062
      65,243   Transurban Group                                          336,859
                                                                     -----------
                                                                       1,992,633
                                                                     -----------
Austria (1.0%):
       3,530   Erste Bank der oesterreichischen Sparkassen AG            198,639
       7,832   Wienerberger AG                                           372,108
                                                                     -----------
                                                                         570,747
                                                                     -----------
Denmark (0.7%):
      10,269   Danske Bank                                               390,965
                                                                     -----------
Finland (0.8%):
      22,937   Nokia OYJ                                                 468,174
                                                                     -----------
France (8.0%):
       2,674   AGF- Assurances Generales de                              315,475
               France
      14,045   Axa                                                       460,910
      12,181   Axa - Rights                                               10,282
       7,761   BNP Paribas                                               742,929
       9,897   Publicis Groupe                                           382,251
       3,367   Renault SA                                                361,710
       6,006   Sanofi-Aventis SA                                         586,067
       4,635   Societe Generale                                          681,687
      16,208   Total SA                                                1,066,479
                                                                     -----------
                                                                       4,607,790
                                                                     -----------
Germany (6.6%):
       4,148   Allianz AG                                                654,889
       4,939   BASF AG                                                   396,297
       6,502   Bayer AG                                                  299,189
       4,580   Deutsche Bank AG                                          515,215
       3,506   E.ON AG                                                   403,545
       4,093   Man AG                                                    296,694
         428   Porsche AG                                                414,732
       2,177   SAP AG                                                    459,110
       8,410   Titan Cement Co.                                          394,515
                                                                     -----------
                                                                       3,834,186
                                                                     -----------
Greece (0.5%):
       6,898   National Bank Of Greece SA                                272,419
                                                                     -----------
Hong Kong (1.0%):
     780,000   Norstar Founders Group, Ltd.                              271,179
     898,000   Victory City International Holdings, Ltd.                 291,967
                                                                     -----------
                                                                         563,146
                                                                     -----------
Ireland (1.1%):
     153,409   AGI Therapeutics, Ltd. (b)                                284,483
       6,100   Ryanair Holdings Plc - ADR (b)                            321,592
                                                                     -----------
                                                                         606,075
                                                                     -----------
Italy (2.2%):
      70,288   Banca Intesa SPA                                          381,590
      16,214   ENI-Ente Nazionale Idrocarburi                            477,553
      50,137   Unicredito Italiano S.P.A.                                392,417
                                                                     -----------
                                                                       1,251,560
                                                                     -----------

Japan (16.8%):
      12,900   CANON, Inc.                                               632,486
      17,400   Don Quijote Co., Ltd.                                     393,865
      18,800   Honda Motor Co., Ltd.                                     596,434
      12,800   Hoya Corp.                                                455,305
       1,740   Keyence Corp.                                             444,352
      26,000   KOMATSU, Ltd.                                             516,955
      46,000   Kubota Corp.                                              436,200
      82,000   Marubeni Corp.                                            437,161
          66   Mitsubishi Tokyo Financial Group, Inc.                    922,916
      21,000   Mitsui Fudosan Co., Ltd.                                  456,083
          84   Mizuho Financial Group, Inc.                              711,379
      34,000   Nikko Cordial Corp.                                       435,029
       1,910   OBIC Co., Ltd.                                            386,273
       2,050   Orix Corp.                                                500,765
      26,000   Sharp Corp.                                               410,837
          57   Sumitomo Mitsui Financial Group, Inc.                     602,779
      19,700   Toyota Motor Corp.                                      1,031,315
      16,100   Ushio, Inc.                                               339,814
                                                                     -----------
                                                                       9,709,948
                                                                     -----------
Malaysia (1.1%):
   1,550,800   TA Enterprise Berhad                                      299,855
     145,800   Top Glove Corp.                                           359,338
                                                                     -----------
                                                                         659,193
                                                                     -----------
Netherlands (2.6%):
      18,407   ABN Amro Holding NV                                       503,537
      14,520   ING Groep NV                                              570,647
       7,051   Randstad Holding NV                                       413,364
                                                                     -----------
                                                                       1,487,548
                                                                     -----------
Norway (0.7%):
      14,431   Statoil ASA                                               409,352
                                                                     -----------
Singapore (3.1%):
     461,000   Bio-Treat Technology, Ltd.                                311,723
     190,800   Ezra Holdings, Ltd.                                       266,474
     471,000   Fibrechem Technologies, Ltd.                              366,108
     170,000   Fraser & Neave, Ltd.                                      429,727
     639,000   Tat Hong Holdings, Ltd.                                   424,008
                                                                     -----------
                                                                       1,798,040
                                                                     -----------
South Korea (3.2%):
      11,000   Fursys, Inc.                                              339,836
       9,083   Hyundai Motor Company, Ltd. - GDR                         385,839
       4,707   Kookmin Bank - ADR                                        390,963
       4,700   POSCO - ADR                                               314,430
       1,374   Samsung Electronics - GDR                                 431,779
                                                                     -----------
                                                                       1,862,847
                                                                     -----------
Spain (3.1%):
      32,418   Banco Bilbao Vizcaya SA                                   666,669
      42,992   Banco Santander Central Hispanoamericano                  627,901
      28,543   Telefonica SA                                             475,279
                                                                     -----------
                                                                       1,769,849
                                                                     -----------
Sweden (2.3%):
      22,688   AB SKF, Class B                                           357,934
      10,100   Alfa Laval AB                                             302,538
      13,923   ForeningsSparbanken AB                                    365,769
      24,920   Sandvik AB                                                290,098
                                                                     -----------
                                                                       1,316,339
                                                                     -----------
Switzerland (8.5%):
      34,408   ABB, Ltd.                                                 447,625
       9,315   Credit Suisse Group                                       521,311
         369   Geberit Internatinal AG                                   426,907
       2,008   Nestle SA                                                 630,889
      13,260   Novartis AG                                               718,223
       3,510   Roche Holding AG                                          580,405

       2,635   Syngenta AG (b)                                           350,342
       7,876   UBS AG                                                    863,511
       1,785   Zurich Financial Services AG                              391,409
                                                                     -----------
                                                                       4,930,622
                                                                     -----------
Taiwan (1.4%):
      33,270   Hon Hai Precision Industry Co., Ltd.                      411,031
      43,807   Taiwan Semiconductor Manufacturing Company, Ltd.          402,145
                                                                     -----------
                                                                         813,176
                                                                     -----------
Thailand (1.6%):
     130,000   PTT Exploration and Production Public Co., Ltd.           361,679
      51,600   Siam Cement Co., Ltd.                                     311,496
   3,353,900   TMB Bank Public Company, Ltd. (b)                         264,087
                                                                     -----------
                                                                         937,262
                                                                     -----------
United Kingdom (27.5%):
      14,905   Anglo American Plc                                        611,270
       9,484   AstraZeneca Plc                                           572,375
      15,637   Atlas Copco AB - B Shares                                 406,449
      36,257   Aviva Plc                                                 513,188
      47,483   Barclays Plc                                              539,510
      32,795   BG Group Plc                                              438,112
     112,539   BP Plc                                                  1,311,979
      77,097   BT Group Plc                                              341,058
     283,381   Charlemagne Capital, Ltd. (b)                             323,554
      30,797   Glaxosmithkline Plc                                       860,423
      21,838   GUS Plc                                                   390,058
      68,752   Halfords Group Plc                                        378,827
      37,496   HBOS Plc                                                  651,706
      70,624   HSBC Holdings Plc                                       1,242,511
      44,836   Inchcape Plc                                              391,713
      47,259   Informa Group Plc                                         376,836
     146,996   Legal & General Group Plc                                 348,580
      70,334   Petrofac, Ltd.                                            339,101
      10,938   Reckitt Benckiser Plc                                     408,534
     127,377   Regus Group Plc (b)                                       257,896
      53,229   Reuters Group Plc                                         378,921
      50,314   Rolls-Royce Group Plc                                     385,149
   2,306,189   Rolls-Royce Group Plc, Class B                              4,307
     150,989   Royal & Sun Allicance Insurance Group Plc                 375,497
      24,715   Royal Bank of Scotland Group Plc                          812,515
      28,378   Royal Dutch Shell Plc                                     992,230
      19,062   SABMiller Plc                                             343,471
      35,759   Smith & Nephew Plc                                        275,385
      12,313   Standard Chartered Plc                                    300,523
      64,047   Tesco Plc                                                 395,535
      17,473   Unit 4 Agresso NV (b)                                     351,954
     260,654   Vodafone Group Plc                                        555,449
                                                                     -----------
                                                                      15,874,616
                                                                     -----------
United States (1.0%):
      12,400   Companhia Vale do Rio Doce - ADR                          298,096
       8,200   Philippine Long Distance Telephone Co. - ADR              283,064
                                                                     -----------
                                                                         581,160
TOTAL FOREIGN STOCK (COST $46,747,793)                                56,707,647
                                                                     -----------
EXCHANGE TRADED FUNDS (1.0%):
United States (1.0%):
      44,277   iShares MSCI Taiwan Index Fund                            566,746
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS (COST $508,295)                              566,746
                                                                     -----------
TOTAL (COST $47,256,088) (A)                                         $57,274,393
                                                                     ===========

----------
Percentages indicated are based on net assets of $57,669,876.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $66,165. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ..........................................   $5,852,160
Unrealized depreciation ..........................................   $ (776,705)
                                                                     ----------
Net unrealized appreciation (depreciation) .......................   $5,078,744
                                                                     ==========

(b)  Non-income producing security.

Plc  Public limited company

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

As of June 30, 2006, sector diversification of the Fund was as follows:

                                  % OF NET
SECTOR DIVERSIFICATION             ASSETS       VALUE
----------------------            --------   -----------
Banks                               25.20     14,534,633
Medical Products & Services          7.24      4,176,551
Automotive                           6.59      3,799,372
Petroleum & Fuel Products            6.12      3,530,217
Insurance                            5.32      3,070,229
Metals, Minerals, & Mining           5.21      3,004,835
Financial Services                   4.97      2,864,805
Industrial Machinery                 4.37      2,521,335
Telephones & Telecommunications      3.68      2,123,024
Electronics                          3.54      2,041,262
Diversified Manufacturing            2.96      1,706,155
Building & Construction              2.45      1,414,978
Food, Beverage & Tobacco             2.43      1,404,086
Distribution                         2.18      1,256,732
Clothing & Jewelry                   1.93      1,113,381
Energy                               1.85      1,066,479
Computers, Products & Services       1.47        845,383
Household Products                   1.42        819,372
Retail                               1.36        783,923
Advertising                          1.32        761,171
Chemicals                            1.29        746,639
Real Estate                          1.24        713,979
Utilities & Electrical Services      1.07        614,261
Conglomerates                        0.70        403,545
Merchandising                        0.69        395,535
Aerospace/Defense                    0.68        389,455
Office/Business Equipment            0.59        339,836
Transportation                       0.46        266,474
                                   ------    -----------
TOTAL FOREIGN STOCK                 98.33     56,707,647
                                   ------    -----------
OTHER ASSETS AND LIABILITIES         1.67        962,229
                                   ------    -----------
TOTAL NET ASSETS                   100.00    $57,669,876
                                   ======    ===========

SEE NOTES TO SCHEDULES OF INVESTMENTS.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2006

ORGANIZATION

The following is a summary of the significant accounting policies consistently followed by the First Focus Short/Intermediate Bond Fund, the First Focus Income Fund, the First Focus Nebraska Tax-Free Fund, the First Focus Balanced Fund, the First Focus Core Equity Fund, the First Focus Growth Opportunities Fund, the First Focus Small Company Fund, and the First Focus International Equity Fund, (individually a "Fund", and collectively, the "Funds") in the preparation of their Schedules of Investments. The policies are in conformity with accounting principles generally accepted in the United States.

Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

SECURITY VALUATION

The net asset value per share of the Funds is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund's assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Each Fund's respective investment adviser, FNB Fund Advisers ("FNB") or Tributary Capital Management ("Tributary"), collectively, the "Advisers," both divisions of First National Bank of Omaha ("First National") is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund net assets value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Directors. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2006

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

FOREIGN CURRENCY TRANSACTIONS

The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) fair value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

LOANS OF PORTFOLIO SECURITIES

The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Each Fund will limit its securities lending activitiy to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to at least 100% if the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB's reasonable and customary practices, mark Loaned Securities at the close of business employing the most recently available pricing information and receive and deliver Collateral in order to maintain the value of the Collateral at no less than 100% of the Market Value of the Loaned Securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2006

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at June 30, 2006 was as follows:


                                   VALUE OF            VALUE OF            VALUE OF
FUND                           SECURITIES LOANED   CASH COLLATERAL   NON-CASH COLLATERAL
----                           -----------------   ---------------   -------------------
Short-Intermediate Bond Fund      $ 9,286,840        $ 9,481,888             $--
Income Fund                        13,389,687         13,666,975              --
Balanced Fund                       8,985,459          9,175,800              --
Core Equity Fund                    2,732,635          2,807,438              --
Growth Opportunities Fund           8,873,455          9,073,818              --
Small Company Fund                  4,321,174          4,433,317              --

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the "Trust"). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Securities Lending Quality Trust at June 30, 2006 was as follows:

FUND                            FAIR VALUE
----                           -----------
Short-Intermediate Bond Fund   $ 9,481,888
Income Fund                     13,666,975
Balanced Fund                    9,175,800
Core Equity Fund                 2,807,438
Growth Opportunities Fund        9,073,818
Small Company Fund               4,433,317

CONCENTRATION OF CREDIT RISK

The Nebraska Tax-Free Fund concentrates its investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Focus Funds, Inc


By (Signature and Title)   /s/ Trent Statczar
                           -----------------------------------------------------
                           Trent Statczar
                           Treasurer

Date August 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Trent Statczar
                           -----------------------------------------------------
                           Trent Statczar
                           Treasurer

Date August 24, 2006


By (Signature and Title)   /s/ Julie Den Herder
                           -----------------------------------------------------
                           Julie Den Herder
                           President

Date August 29, 2006